Liabilities from acquisitions (Details) - BRL (R$) R$ in Thousands		Dec. 31, 2023	Dec. 31, 2022
Transactions between related parties
Total		R$ 294,703	R$ 351,630
Current		134,466	60,778
Non-current		160,237	290,852
Rodati Motors Corporation (Sirena)
Transactions between related parties
Compensation payable related to acquisition		3,496	9,802
Total		3,496
One to One Engine Desenvolvimento e Licenciamento de Sistemas de Informática AS – Direct One
Transactions between related parties
Compensation payable related to acquisition	[1]	20,769	45,931
Total		20,769
Sensedata Tecnologia Ltda.
Transactions between related parties
Compensation payable related to acquisition		41,943	66,202
Total		41,943
Movidesk Ltda. – Movidesk
Transactions between related parties
Compensation payable related to acquisition	[1]	228,495	R$ 229,695
Total		R$ 228,495

[1]	On February 6, 2024, Zenvia Brasil entered into agreements with its subsidiaries Movidesk and D1 regarding the payment of Earn Out. For more information see Notes 30.3 and 30.4, respectively